Transactions with shareholders, related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (expenses)
Interest and similar income	S/ 4,847,216	S/ 4,321,282	S/ 3,809,020
Interest and similar expenses	(1,407,897)	(1,170,586)	(1,119,889)
(Loss) gain on sale of investment property	(7,164)	4,655
Administrative expenses	(786,362)	(775,254)	(730,564)
Others, net	1,517,964	1,283,146	1,367,206
Related parties [member]
Income (expenses)
Interest and similar income	77,186	90,703	67,703
Interest and similar expenses	(17,471)	(17,747)	(9,397)
Valuation of financial derivative instruments	(52)	(201)	520
Rental income	22,118	13,461	3,318
(Loss) gain on sale of investment property	(7,164)	4,655
Administrative expenses	(38,717)	(40,279)	(42,743)
Others, net	S/ 15,294	S/ 17,114	S/ 37,383